POST-EMPLOYMENT BENEFIT - Summary of Plan Assets (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan assets [line items]
Plan assets at fair value	R$ 491,194	R$ 523,743
Percentage fair value of plan assets	100.00%	100.00%
Fixed income [member]
Disclosure of fair value of plan assets [line items]
Plan assets at fair value	R$ 491,194	R$ 523,743
Percentage fair value of plan assets	100.00%	100.00%